Investment Securities	12 Months Ended
Dec. 31, 2014
Investment Securities

Note 3. Investment Securities

The amortized cost and estimated fair value of securities available-for-sale and the corresponding amounts of gross unrealized gains and losses recognized in accumulated other comprehensive income at December 31, 2014 and 2013 were as follows:

2014	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Securities available-for-sale Obligations of U.S. Government agencies	$77,996,980	$—	$2,035,905	$75,961,075
Mortgage-backed securities	12,501,990	824,844	—	13,326,834
State, County, Municipals	84,896,091	3,048,489	360,082	87,584,498
Other investments	2,997,401	—	124,678	2,872,723

Total	$178,392,462	$3,873,333	$2,520,665	$179,745,130

2013	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Securities available-for-sale Obligations of U.S. Government agencies	$316,305,125	$98,740	$33,587,465	$282,816,400
Mortgage-backed securities	16,476,430	719,825	29,861	17,166,394
State, County, Municipals	96,258,584	2,309,291	3,140,470	95,427,405
Other investments	3,025,451	—	259,248	2,766,203

Total	$432,065,590	$3,127,856	$37,017,044	$398,176,402

During the second quarter of 2014, the Corporation transferred securities with an amortized cost of $222,322,423 from the AFS classification to HTM. This transfer was completed after consideration of the Corporation’s ability and intent to hold these securities to maturity.

The fair value of the securities transferred as of the date of transfer was $205,260,985 with a net unrealized loss of $17,061,438. In accordance with ASC 320-10-35-16, the discount on each security that resulted from this transfer is amortized over the remaining lives of the individual securities. Any unrealized holding losses on the date of the transfer are not recognized in net income but remain in accumulated other comprehensive loss. In accordance with ASC 320-10-15-10d, the unrealized loss amounts in accumulated other comprehensive loss are amortized simultaneously against interest income as the discount is accreted on the transferred securities. There is no effect on net income as the discount accretion offsets the accumulated other comprehensive loss amortization.

The amortized cost and estimated fair value of HTM securities and the corresponding amounts of gross unrecognized gains and losses were as follows:

2014	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Securities held-to-maturity Obligations of U.S. Government agencies	$206,817,169	$9,928,269	$—	$216,745,438

Total	$206,817,169	$9,928,269	$—	$216,745,438

As of December 31, 2013, the Corporation had not classified any securities as HTM.

The following tables show the gross unrealized losses and fair value of the Company’s investments classified as AFS and HTM investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2014 and 2013.

A summary of unrealized loss information for AFS securities, categorized by security type follows (in thousands):

December 31, 2014	Less than 12 months		12 months or more		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Obligations of U.S.
Government agencies	$—	$—	$75,961	$2,036	$75,961	$2,036
Mortgage backed securities	—	—	—	—	—	—
State, County, Municipal	697	3	14,980	357	15,677	360
Other investments	—	—	2,873	125	2,873	125

Total	$697	$3	$93,814	$2,518	$94,511	$2,521

December 31, 2013	Less than 12 months		12 months or more		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Obligations of U.S.
Government agencies	$255,350	$29,954	$26,367	$3,633	$281,717	$33,587
Mortgage backed securities	3,581	30	—	—	3,581	30
State, County, Municipal	20,131	1,461	10,014	1,680	30,145	3,141
Other investments	—	—	2,766	259	2,766	259

Total	$279,062	$31,445	$39,147	$5,572	$318,209	$37,017

Investment Securities.

The Company’s unrealized losses on its Obligations of United States Government agencies, Mortgage backed securities and State, County and Municipal bonds are the result of an upward trend in interest rates, mainly in the mid-term sector. None of the unrealized losses disclosed in the previous table are related to credit deterioration. The Company has determined that none of the securities in this classification are other-than-temporarily impaired at December 31, 2014 or 2013.

Other investments.

The Company’s unrealized loss on other investments relates to an investment in a pooled trust preferred security. The decline in value of the pooled trust preferred security is related to the deterioration of the markets for these types of securities brought about by the lowered credit ratings and past deferrals and defaults of the underlying issuing financial institutions. However, due to the reductions in defaults and deferrals during the year, the unrealized losses have improved from $259,248 in 2013 to $124,678 in 2014. The Company owns a senior tranche of this security and therefore has a higher degree of which future deferrals and defaults would be required before the cash flow for the Company’s tranche is negatively impacted. The Company does not intend to sell this security and it is not more likely than not that the Company will be required to sell at a price less than amortized cost prior to maturity. Given these factors, the Company does not consider the investment to be other-than-temporarily impaired at December 31, 2014 or 2013. This security is not subject to any of the restrictions put forth under the Volcker Rule that was brought about by the passage of the Dodd-Frank Act.

The amortized cost and estimated fair value of securities at December 31, 2014, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

AFS	Amortized Cost	Fair Value
Securities AFS
Due in one year or less	$3,619,965	$3,644,097
Due after one year through five years	11,886,005	12,165,884
Due after five years through ten years	73,014,502	72,750,584
Due after ten years	89,871,990	91,184,565

Total	$178,392,462	$179,745,130

HTM	Amortized Cost	Fair Value
Securities HTM
Due after five years through ten years	$27,599,235	$28,395,635
Due after ten years	179,217,934	188,349,803

Total	$206,817,169	$216,745,438

Investment securities with fair values of $156,226,081 and $133,977,764 at December 31, 2014 and 2013, respectively, were pledged as collateral for public deposits.

Gross realized gains and losses are included in net gains on sales of securities. Total gross realized gains and gross realized losses from the sale of investment securities for each of the years ended December 31 were:

	2014	2013	2012
Gross realized gains	$206,258	$1,039,793	$459,934
Gross realized losses	191,716	616,405	—

	$14,542	$423,388	$459,934